Madison Short-Term Strategic Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 65.7%		Par	Value
Communications - 4.3%
Lamar Media Corp., 4.88%, 01/15/2029		$620,000	$614,443
Sprint LLC, 7.63%, 03/01/2026		1,150,000	1,152,501
VeriSign, Inc., 4.75%, 07/15/2027		1,140,000	1,140,118
			2,907,062

Consumer Discretionary - 1.4%
Paychex, Inc., 5.10%, 04/15/2030		500,000	514,548
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027		400,000	424,345
			938,893

Consumer Staples - 3.1%
Diageo Investment Corp., 5.13%, 08/15/2030		200,000	207,247
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)		600,000	597,373
Mars, Inc., 4.80%, 03/01/2030 (a)		500,000	509,567
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)		800,000	797,981
			2,112,168

Energy - 9.2%
Energy Transfer LP, 5.25%, 07/01/2029		1,200,000	1,235,116
Kinder Morgan, Inc., 5.00%, 02/01/2029		220,000	224,989
Marathon Petroleum Corp., 5.15%, 03/01/2030		1,275,000	1,310,737
Murphy Oil USA, Inc., 5.63%, 05/01/2027		1,175,000	1,175,665
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027		793,000	792,725
Valero Energy Corp., 5.15%, 02/15/2030		325,000	334,600
Valero Energy Partners LP, 4.50%, 03/15/2028		1,155,000	1,163,763
			6,237,595

Financials - 29.6%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027		1,033,000	1,040,969
American Express Co., 5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031		400,000	411,427
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028		1,620,000	1,643,607
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030		1,131,000	1,149,715
Boston Properties LP, 6.75%, 12/01/2027		715,000	750,085
Capital One Financial Corp.
4.10%, 02/09/2027		1,348,000	1,345,909
5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030		925,000	957,650
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030		1,296,000	1,310,933
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028		1,243,000	1,250,958
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029		1,081,000	1,137,867
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)		575,000	548,852
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029		1,233,000	1,235,585
KeyCorp, 4.10%, 04/30/2028		1,028,000	1,026,837
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)		1,150,000	1,125,202
Morgan Stanley
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029		1,288,000	1,276,973
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031		250,000	258,154
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028		1,296,000	1,329,095
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)		625,000	644,568
SBA Communications Corp., 3.88%, 02/15/2027		713,000	702,271
Synchrony Financial, 5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031		750,000	764,423
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031		250,000	256,392
			20,167,472

Health Care - 5.0%
Centene Corp., 4.25%, 12/15/2027		768,000	754,341
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		1,500,000	1,530,008
HCA, Inc., 5.88%, 02/15/2026		1,150,000	1,151,486
			3,435,835

Industrials - 6.3%
Boeing Co., 6.30%, 05/01/2029		1,000,000	1,061,516
Clean Harbors, Inc., 6.38%, 02/01/2031 (a)		625,000	639,948
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)		575,000	558,573
TransDigm, Inc., 6.88%, 12/15/2030 (a)		750,000	777,113
United Rentals North America, Inc., 5.50%, 05/15/2027		1,258,000	1,258,058
			4,295,208

Materials - 2.9%
Ball Corp., 4.88%, 03/15/2026		988,000	987,688
Celanese US Holdings LLC, 6.67%, 07/15/2027		613,000	628,654
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032		375,000	385,546
			2,001,888

Technology - 3.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)		1,053,000	1,032,801
Gartner, Inc., 4.50%, 07/01/2028 (a)		1,000,000	991,940
Micron Technology, Inc., 5.65%, 11/01/2032		250,000	262,348
NetApp, Inc., 5.50%, 03/17/2032		350,000	364,276
			2,651,365
TOTAL CORPORATE BONDS (Cost $43,296,178)			44,747,486

MORTGAGE-BACKED SECURITIES - 11.0%		Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8384, 5.00%, 05/01/2040		936,631	946,668
Pool SD8266, 4.50%, 11/01/2052		1,035,495	1,009,641
Pool SD8267, 5.00%, 11/01/2052		160,990	160,668
Pool SD8276, 5.00%, 12/01/2052		407,581	406,326
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033		47,967	49,131
Pool 555880, 5.50%, 11/01/2033		79,933	82,001
Pool 890696, 3.00%, 09/01/2030		30,689	30,092
Pool FS9357, 5.50%, 10/01/2054		468,225	473,315
Pool MA0919, 3.50%, 12/01/2031		118,635	116,622
Pool MA2177, 4.00%, 02/01/2035		72,718	72,112
Pool MA4785, 5.00%, 10/01/2052		489,560	488,078
Pool MA4806, 5.00%, 11/01/2052		396,089	395,605
Pool MA4841, 5.00%, 12/01/2052		1,322,247	1,318,245
Pool MA5072, 5.50%, 07/01/2053		1,270,862	1,283,842
Pool MA5539, 5.00%, 11/01/2044		240,614	242,859
Pool MA5833, 5.00%, 09/01/2045		395,560	397,832
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,409,812)			7,473,037

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9%		Par	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A4, 3.63%, 10/10/2048		14,815	14,787
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036		66,173	67,542
Series 4037, Class B, 3.00%, 04/15/2027		38,272	37,965
Series 4838, Class VA, 4.00%, 03/15/2036		160,044	159,745
Series 5436, Class AB, 5.50%, 04/25/2049		514,253	518,252
Series 5451, Class A, 5.00%, 05/25/2049		351,225	351,649
Series 5569, Class BA, 5.00%, 07/25/2052		721,342	720,845
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035		133,584	138,557
Series 2011-31, Class DB, 3.50%, 04/25/2031		100,067	98,347
Series 2011-36, Class QB, 4.00%, 05/25/2031		159,497	158,527
Series 2016-97, Class PA, 3.00%, 12/25/2044		545,143	531,566
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)		412,398	58,918
Series 2023-29, Class JA, 5.50%, 05/25/2036		434,840	437,943
Series 2024-100, Class GA, 5.50%, 10/25/2051		660,588	669,033
Series 2024-99, Class EA, 5.50%, 05/25/2051		630,694	638,917
Series 2025-26, Class BA, 5.50%, 05/25/2048		702,897	719,484
Series 2025-5, Class EA, 5.50%, 10/25/2051		647,880	656,076
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065		483,600	477,776
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(d)		302,877	306,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,695,682)			6,762,513

ASSET-BACKED SECURITIES - 6.7%		Par	Value
American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, 07/15/2029		200,000	202,835
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95%, 10/15/2027		100,000	100,034
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028		500,000	499,775
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)		65,443	65,846
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)		53,831	54,802
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029		735,000	728,104
Series 2023-A, Class A4, 4.77%, 10/15/2030		118,000	119,626
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)		43,923	44,134
Series 2022-4, Class A3, 5.65%, 10/22/2029 (a)		100,000	101,370
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)		42,533	42,652
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class B, 1.25%, 10/18/2027		975,000	968,977
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 06/15/2027 (a)		10,250	10,252
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.54%, 10/27/2064 (a)(d)		638,636	639,910
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(d)		469,267	472,619
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030		500,000	509,538
TOTAL ASSET-BACKED SECURITIES (Cost $4,499,822)			4,560,474

U.S. TREASURY SECURITIES - 3.8%		Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026		300,000	300,693
4.63%, 09/30/2028		1,000,000	1,028,320
4.00%, 07/31/2030		500,000	505,762
4.13%, 11/15/2032		750,000	758,906
TOTAL U.S. TREASURY SECURITIES (Cost $2,550,542)			2,593,681

U.S. GOVERNMENT AGENCY ISSUES - 0.7%		Par	Value
Federal Farm Credit Banks Funding Corp., 5.48%, 10/02/2028		500,000	500,007
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)			500,007

TOTAL INVESTMENTS - 97.8% (Cost $64,952,036)			66,637,198
Money Market Deposit Account - 1.4% (e)			921,133
Other Assets in Excess of Liabilities - 0.8%			573,627
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$68,131,958
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

DAC – Designated Activity Company PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $9,962,087 or 14.6% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Interest-only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Madison Short-Term Strategic Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$44,747,486	$–	$44,747,486
Mortgage-Backed Securities	–	7,473,037	–	7,473,037
Collateralized Mortgage Obligations	–	6,762,513	–	6,762,513
Asset-Backed Securities	–	4,560,474	–	4,560,474
U.S. Treasury Securities	–	2,593,681	–	2,593,681
U.S. Government Agency Issues	–	500,007	–	500,007
Total Investments	$–	$66,637,198	$–	$66,637,198

Refer to the Schedule of Investments for further disaggregation of investment categories.